SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Foreign Currency and Derivative Financial Instruments) (Narrative) (Details)	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2014 Foreign exchange contracts [Member] Non-designated [Member] USD ($)	Dec. 31, 2014 RMB [Member] CNY
Foreign currency [Line Items]
Cash and cash equivalents	$ 99,847,604	$ 86,772,678	$ 93,283,283		245,149,128	$ 379,039,116		109,951,726
Cash and cash equivalents, functional currency equivalent of foreign currency denominated amount	17,721,030	40,495,694
Restricted cash	121,862,127	262,127,268		601,482,914	1,492,476,591
Restricted cash, functional currency equivalent of foreign currency denominated amount	96,941,603	246,539,223
Notional amount of outstanding foreign currency forward exchange contracts							68,849,800
Derivative financial instruments
Loss from change in fair value of derivatives qualified for cash flow hedge accounting, reported in accumulated other comprehensive income	0	0	0
Net (gains) losses on derivative instruments from foreign currency forward exchange contracts	(6,057,941)	(633,964)	53,945
Derivative assets	1,688,103	1,502,578
Non-current derivative assets
Derivative liabilities		1,463,252
Non-current derivative liabilities